LONG-TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LONG-TERM DEBT
Schedule of debt discounts

Debt discounts consist of the following (in thousands):

	December 31,
	2020	2019
Amended 1st Facility:
Debt discount	$1,154	$1,153
Less: Accumulated amortization	(1,091)	(995)
	63	158
2nd Facility:
Debt discount	862	862
Less: Accumulated amortization	(629)	(509)
	233	353
3rd Facility:
Debt discount	735	735
Less: Accumulated amortization	(416)	(296)
	319	439
Total	$615	$950

Schedule of deferred financing costs

		Interest Rate
		Per Annum as of
		June 30,	June 30,	December 31,
	Maturity Dates	2021	2020	2021
Amended 1st Credit Facility:
A-1	2020 to 2021	10.90%	$5,683	$11,811
A-2	2020 to 2021	10.90%	3,789	7,874
A-3	2021 to 2022	10.90%	24,468	28,104
B	2023 to 2024	12.85%	5,764	8,119
2nd Credit Facility:
A	2023 to 2024	7.99%	51,335	55,450
B	2023 to 2024	11.46%	23,130	24,510
3rd Credit Facility:
A	2024 to 2025	9.45%	49,475	53,334
Promissory Notes	2024	5.25%	21,188	24,879
CARES Act Paycheck Protection Program Loan	2022	1.00%	—	—
			184,832	214,081
Less: Unamortized debt discount			(477)	(615)
Less: Unamortized deferred financing costs			(1,898)	(2,377)
			182,457	211,089
Less: Current maturities of long-term debt			(59,566)	(62,678)
Total			$122,891	$148,411

Deferred financing costs consist of the following (in thousands):

	December 31,
	2020	2019
Amended 1st Facility:
Deferred financing costs	$4,540	$4,540
Less: Accumulated amortization	(4,403)	(4,047)
	137	493
2nd Facility:
Deferred financing costs	3,845	3,829
Less: Accumulated amortization	(2,770)	(2,242)
	1,075	1,587
3rd Facility:
Deferred financing costs	2,622	2,613
Less: Accumulated amortization	(1,457)	(1,040)
	1,165	1,573
Total	$2,377	$3,653

Schedule of outstanding debt, unamortized debt discounts, and unamortized deferred financing costs

The principal balances of all outstanding debt, unamortized debt discounts, and unamortized deferred financing costs are as follows (in thousands):

		Interest Rate Per
		Annum as of	December 31,
	Maturity Dates	December 31, 2020	2020	2019
Amended 1st Facility:
A-1	2020 to 2021	10.92%	$11,811	$29,099
A-2	2020 to 2021	10.92%	7,874	19,400
A-3	2021 to 2022	10.92%	28,104	34,821
B	2023 to 2024	12.00%	8,119	14,175
2nd Facility:
A	2023 to 2024	8.15%	55,450	63,325
B	2023 to 2024	11.40%	24,510	27,210
3rd Facility:
A	2024 to 2025	9.54%	53,334	60,946
			189,202	248,976
Less: Unamortized debt discount			(615)	(950)
Less: Unamortized deferred financing costs			(2,377)	(3,653)
			186,210	244,373
Less: Current maturities of long-term debt			(55,295)	(49,202)
Total			$130,915	$195,171

Schedule of principal payments of all outstanding debt including the Notes, future amortization of debt discounts, and deferred financing costs

		Amortization of
	Principal	Debt	Deferred
Year ending December 31,	Payments	Discounts	Financing Costs
2021	$33,427	$122	$435
2022	46,718	185	703
2023	68,818	112	430
2024	23,190	48	170
2025	12,679	10	160
Thereafter	—	—	—
Total	$184,832	$477	$1,898

Scheduled principal payments of all outstanding debt including the Notes, future amortization of debt discounts, and deferred financing costs are as follows (in thousands):

		Amortization of
	Principal	Debt	Deferred
Year ending December 31,	Payments	Discounts	Financing Costs
2021	$62,679	$260	$917
2022	46,717	185	700
2023	68,818	112	430
2024	23,190	48	170
2025	12,677	10	160
Thereafter	—	—	—
Total	$214,081	$615	$2,377